Assets pledged, collateral received and assets transferred - Disclosure of carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 268,570	£ 200,367
Cash collateral and settlement balances
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	70,007	75,790
Loans and advances at amortised cost
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	46,902	36,752
Trading portfolio assets
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	117,696	63,914
Financial assets at fair value through the income statement
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	9,847	7,747
Financial assets at fair value through other comprehensive income
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 24,118	£ 16,164